Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost	$ 426,068	$ 468,919
Accumulated depreciation:	334,410	324,054
Property and equipment, net	91,658	144,865
Equipment [Member]
Cost:
Cost	390,573	433,271
Computers [Member]
Cost:
Cost	965	1,825
Office furniture [Member]
Cost:
Cost	11,069	10,362
Leasehold improvements [Member]
Cost:
Cost	$ 23,461	$ 23,461